                       Supplement dated December 19, 2001

                                       to

                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

     . Prospectuses dated May 1, 2001, as supplemented, for certain variable life insurance policies entitled "FLEX-V1," "FLEX-V2" or "MEDALLION VARIABLE LIFE" that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company on or before May 1, 2001 ("Product Prospectuses").

     . John Hancock Variable Series Trust I prospectus dated May 1, 2001 for the Large/Mid Cap Value II Fund ("VST Prospectus").

Supplement to Product Prospectuses:

Discontinued Variable Investment Option

     On December 19, 2001, any of your contract value in the Large/Mid Cap Value II variable investment option was transferred to the variable investment option corresponding to the Large/Mid Cap Value Fund of the John Hancock Variable Series Trust I ("VST") in connection with a merger of of these two Funds.

     Thereafter, the Large/Mid Cap Value II variable investment option shown on page 1 of the Product Prospectuses has been discontinued and is no longer available.

     References in the Product Prospectuses to the Large/Mid Cap Value II variable investment option should be disregarded.

Additional Variable Investment Option

     Your contract currently enables you to invest in an additional variable investment option:

--------------------------------------------------------------------------------
Variable Investment Option                       Managed By
--------------------------                       ----------

     Large/Mid Cap Value..................... Wellington Management Company, LLP
--------------------------------------------------------------------------------

     If you select this additional variable investment option, we will invest your money in the corresponding fund of the VST. The term funds in the Product Prospectuses includes the fund of the John Hancock Variable Series Trust I corresponding to the additional variable investment option shown above. This additional variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my policy's investment allocations?" in the Basic Information section of the Product Prospectuses.)

     We may modify or delete this additional variable investment option in the future.

      Fund Expenses

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?"

                                                                                         -------------
                                                                                          Total Fund      Total Fund
                                        Investment  Distribution and   Other Operating     Operating       Operating
                                        Management      Service         Expenses With    Expenses With  Expenses Absent
Fund Name                                  Fee        (12b-1) Fees      Reimbursement    Reimbursement   Reimbursement
---------                               ----------  ----------------   ---------------   -------------  ---------------
John Hancock Variable Series
  Trust I (Note 1):
Large/Mid Cap Value..............          0.95%           N/A               0.10%            1.05%           1.36%
                                                                                         -------------

     (1) Under its current investment management agreements with the VST, John Hancock Life Insurance Company reimburses the fund shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets.

This supplement is accompanied with a prospectus for the John Hancock Variable Series Trust I dated May 1, 2001 that contains detailed information about the underlying fund for the Large/Mid Cap Value investment option. Be sure to read that prospectus before selecting the corresponding investment option.



Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of the Large/Mid Cap Value II Fund approved a plan of reorganization and merger ("Plan") to merge this Fund into the VST Large/Mid Cap Value Fund. Under the Plan, the assets and liabilities of the Large/Mid Cap Value II Fund were transferred to and assumed by the Large/Mid Cap Value Fund on December 19, 2001 ("Merger Date"). The VST Large/Mid Cap Value II Fund will cease operations after the Merger Date.

     References in the VST Prospectus to the VST Large/Mid Cap Value II Fund should be disregarded.

                       SUPPLEMENT DATED DECEMBER 14, 2001
                                       TO
                         PROSPECTUSES DATED MAY 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable life insurance policies entitled "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS" that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses.

 .    Prospectus dated May 1, 2001, as supplemented, for "MEDALLION VARIABLE
     UNIVERSAL LIFE EDGE" variable insurance policies that were issued by JHVLICO on or before May 1, 2001 ("MVL EDGE Prospectus"). This supplement replaces the supplement dated May 1, 2001 to the MVL Edge Prospectus.

 .    Prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I -
     Large Cap Value CORE/SM/ II, Large/Mid Cap Value II and Active Bond II
     Funds ("VST Prospectus").

SUPPLEMENT TO THE PRODUCT PROSPECTUSES AND MVL EDGE PROSPECTUS:

     The next section, entitled "Discontinued Variable Investment Options," applies only to the Product Prospectuses. The section after that, entitled "Additional Variable Investment Option," applies to the Product Prospectuses and the MVL EDGE Prospectus.

Discontinued Variable Investment Options

     Three of the variable investment options under your policy are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . Large Cap Value CORE/SM/ II
     . Large/Mid Cap Value II
     . Active Bond II

     Any of your contract value in a discontinued variable investment option has been, or will be, transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" in the following pages of this supplement.

     You should disregard references in the Product Prospectuses to the discontinued variable investment options.

Additional Variable Investment Option

     If your contract was issued before May 1, 2001, your contract enables you to invest in one additional variable investment option:

-----------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                               MANAGED BY
--------------------------                               ----------
Templeton International Securities . . . . . . . . . .   Templeton Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------


PROD SUP-3/6 (12/01)

     If you select this additional variable investment option, we will invest your money in the corresponding fund of the Franklin Templeton Variable Insurance Products Trust (the "VIP Trust"). In the prospectus, the term funds includes the investment options of the VIP Trust corresponding to the additional variable investment option shown above, and the term Series Funds includes the VIP Trust. This additional variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses and the MVL Edge Prospectus (including "How can I change my policy's investment allocations?" in the Basic Information section of the prospectus.)

     We may modify or delete this variable investment option in the future.

     Fund Expenses

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses and the MVL Edge Prospectus after the question "What charges will the Series Funds deduct from my investment in the policy?"

                                                                                                                      Total Fund
                                                                                                      Total Fund       Operating
                                                     Investment  Distribution and  Other Operating    Operating        Expenses
                                                     Management      Service        Expenses With    Expenses With      Absent
Fund Name                                                Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                            ----------  ----------------  ---------------  --------------  --------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST - CLASS 2 SHARES  (NOTE 1):
Templeton International Securities . . . . . . . . .   0.67%          0.25%             0.20%           1.12%           1.12%


(1) The Franklin Templeton Variable Insurance Products Trust fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

     THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS OF THE VIP TRUST DATED MAY 1, 2001 THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE TEMPLETON INTERNATIONAL SECURITIES INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THE ADDITIONAL VARIABLE INVESTMENT OPTION.



 SUPPLEMENT TO THE VST PROSPECTUS:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund             Merger Date
---------------------------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II                            Large Cap Value CORE/SM/        12/19/01
---------------------------------------------------------------------------------------------------
 Large/Mid Cap Value II                                 Large/Mid Cap Value             12/19/01
---------------------------------------------------------------------------------------------------
 Active Bond II                                         Active Bond                     12/14/01
---------------------------------------------------------------------------------------------------


     Each Acquired Fund will cease operations after its Merger Date. Thereafter, you should disregard references in the VST Prospectus to each Acquired Fund.

PROD SUP 3/6 (12/01)